SUBSEQUENT EVENTS (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
SUBSEQUENT EVENTS
NOTE 21 -	SUBSEQUENT EVENTS

On April 22, 2012, subsequent to the balance sheet date, TAT's Board declared a cash dividend in the total amount of $2,500 (approximately NIS9.4 million), or $0.283 per share (approximately NIS1.065 per share), for all of the shareholders of TAT. The dividend will be paid to shareholders of record on May 3, 2012. TAT will pay the dividend on May 17, 2012.